INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of income tax rate reconciliation

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Earnings before income taxes, discontinued operations and extraordinary loss	613	1,186	2,012
Canadian federal statutory income tax rate	15%	15%	16.5%
Expected federal taxes at statutory rate	92	178	332
Increase/(decrease) resulting from:
Provincial and state income taxes	(1)	97	126
Foreign and other statutory rate differentials[1]	45	(69)	130
Effects of rate-regulated accounting	(55)	(38)	(15)
Foreign allowable interest deductions	(39)	(24)	(19)
Part VI.1 tax, net of federal Part I deduction[2]	23	19	1
Intercompany sale of investment[3]	-	33	59
Noncontrolling interests	26	(32)	(62)
Other[4]	32	7	(29)
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523
Effective income tax rate	20.0%	14.4%	26.0%

1    The effective income tax rate for 2012 reflected significant losses relating to certain risk management activities in the Company’s United States operations and the higher United States federal statutory rate over the Canadian federal statutory rate. The losses did not persist to the same extent in 2013.

2    Represents Part VI.1 tax on preference share dividend distributions, net of an allowed federal deduction. For 2013, this tax was presented net of an $11 million federal tax recovery related to changes to tax law enacted during the year.

3    In December 2012 and October 2011, Enbridge and certain wholly-owned subsidiaries of Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized as a result of these transfers were eliminated, although tax expense of $56 million and $98 million remained as a charge to earnings in 2012 and 2011, respectively, of which the federal tax component was $33 million and $59 million. The Company retains the benefit of cash taxes paid in the form of increased tax basis of its investment in the underlying entities; however, accounting recognition of such benefit is not permitted until such time as the entities are sold outside of the consolidated group.

4    Other for 2013 includes $55 million related to the federal component of the tax effect of adjustments related to prior periods.

Schedule of components of pretax earnings and income taxes

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Earnings before income taxes, discontinued operations and extraordinary loss
Canada	193	1,037	683
United States	132	(58)	1,196
Other	288	207	133
	613	1,186	2,012
Current income taxes
Canada	(30)	130	194
United States	18	35	(30)
Other	4	3	(6)
	(8)	168	158
Deferred income taxes
Canada	31	160	30
United States	100	(157)	335
	131	3	365
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523

Schedule of major components of deferred income tax assets and liabilities

December 31,	2013	2012
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(1,984)	(1,289)
Investments	(1,226)	(1,397)
Regulatory assets	(248)	(221)
Other	(115)	(144)
Total deferred income tax liabilities	(3,573)	(3,051)
Deferred income tax assets
Financial instruments	487	380
Pension and OPEB plans	128	180
Loss carryforwards	129	161
Other	68	51
Total deferred income tax assets	812	772
Less valuation allowance	(28)	(27)
Total deferred income tax assets, net	784	745
Net deferred income tax liabilities	(2,789)	(2,306)
Presented as follows:
Assets
Accounts receivable and other (Note 8)	120	167
Deferred income taxes	16	10
Total deferred income tax assets	136	177
Liabilities
Deferred income taxes	(2,925)	(2,483)
Total deferred income tax liabilities	(2,925)	(2,483)
Net deferred income tax liabilities	(2,789)	(2,306)

Schedule of unrecognized tax benefits

Year ended December 31,	2013	2012
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	54	18
Gross increases for tax positions of current year	10	38
Gross increases/(decreases) for tax positions of prior years	(14)	3
Reduction for lapse of statute of limitations	(4)	(5)
Unrecognized tax benefits at end of year	46	54